Schedule of Investments (unaudited) November 30, 2019	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Foreign Government Obligations(a)

Iraq — 8.4%
Iraq Government AID Bond, 2.15%, 01/18/22	$49,000	$49,404,250

Israel — 10.5%
Israel Government AID Bond
5.13%, 11/01/24	1,200	1,377,480
5.50%, 09/18/23	34,816	39,596,237
5.50%, 12/04/23	15,392	17,553,344
5.50%, 04/26/24	1,764	2,040,013
5.50%, 09/18/33	914	1,266,786
Series 2-Z, 0.00%, 09/15/20(b)	4	3,934

		61,837,794

Jordan — 0.9%
Hashemite Kingdom of Jordan Government AID Bond
2.58%, 06/30/22	3,713	3,786,369
3.00%, 06/30/25	1,290	1,360,421

		5,146,790

Tunisia — 0.7%
Tunisia Government AID Bond, 1.42%, 08/05/21	3,860	3,829,004

Ukraine — 0.4%
Ukraine Government AID Bond, 1.47%, 09/29/21	2,413	2,403,951

Total Foreign Government Obligations — 20.9% (Cost: $120,703,310)		122,621,789

U.S. Government & Agency Obligations

Financial — 3.2%
Navient Solutions LLC, 0.00%, 10/03/22(b)	10,957	10,356,775
Private Export Funding Corp.
1.75%, 11/15/24	2,940	2,925,476
Series EE, 2.80%, 05/15/22	23	23,503
Series KK, 3.55%, 01/15/24	5,045	5,361,776

		18,667,530

U.S. Government Agency Obligations — 71.5%
Fannie Mae Principal STRIPS, 0.00%, 03/23/28(b)	100	83,795
Federal Farm Credit Banks
1.75%, 07/01/22	19,865	19,871,754
1.77%, 06/26/23	600	602,412
1.85%, 08/05/22	630	632,274
2.35%, 02/12/21	800	805,176
2.54%, 04/05/21	28,213	28,484,409
2.80%, 12/17/21	4,000	4,074,520
2.85%, 09/20/21	5,175	5,271,617
2.88%, 05/26/21	8,000	8,135,360
3.00%, 10/19/21	600	613,512
3.05%, 11/15/21	900	921,762
3.17%, 03/07/28	5	5,443
3.35%, 03/23/33	100	110,410
5.13%, 07/09/29	267	333,072
5.41%, 04/17/36	250	347,270
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	620	622,269
1.90%, 06/24/21	3,000	3,009,450
Federal Home Loan Banks
1.13%, 07/14/21	6,175	6,122,945
1.69%, 05/25/21 (Call 02/25/20)	2,720	2,718,314
1.80%, 08/28/20 (Call 02/28/20)	1,400	1,400,392
2.13%, 06/09/23	2,370	2,409,389

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.25%, 06/11/21	$11,810	$11,910,621
2.25%, 03/11/22	2,400	2,431,128
2.38%, 03/12/21	11,900	12,003,768
2.38%, 03/14/25	20,000	20,632,600
2.50%, 12/09/22	1,715	1,758,389
2.50%, 12/10/27	7,480	7,753,170
2.63%, 12/10/21	3,335	3,399,399
2.88%, 12/10/21	22,445	22,964,153
2.88%, 09/13/24	10,400	10,960,456
3.00%, 10/12/21	9,345	9,573,766
3.00%, 09/11/26	3,250	3,477,370
3.13%, 12/11/20	20,400	20,692,128
3.13%, 09/09/22	1,000	1,040,060
3.13%, 06/13/25	1,055	1,129,631
3.13%, 09/12/25	1,030	1,105,880
3.38%, 09/08/23	2,595	2,758,148
3.38%, 12/08/23	1,490	1,587,863
3.63%, 03/12/21	750	767,963
4.00%, 09/01/28	810	927,904
5.37%, 09/09/24	830	962,941
5.38%, 08/15/24	1,000	1,164,570
5.50%, 07/15/36	965	1,389,889
5.63%, 03/14/36	500	715,385
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(b)	38,000	33,960,220
0.00%, 12/14/29(b)	18,826	15,116,148
0.00%, 12/17/29(b)	11,391	9,110,408
1.85%, 07/13/20 (Call 01/13/20)	14,710	14,693,083
2.38%, 02/16/21	3,750	3,781,200
2.40%, 06/10/22 (Call 06/10/20)	2,305	2,313,021
6.25%, 07/15/32	100	146,031
6.75%, 09/15/29	3	4,263
Federal National Mortgage Association
1.25%, 08/17/21	893	886,803
1.38%, 09/06/22	4,000	3,971,640
1.50%, 07/30/20	2	1,998
2.00%, 01/05/22	1,515	1,525,772
2.13%, 04/24/26	9	9,190
2.25%, 04/12/22	4,635	4,698,314
2.38%, 01/19/23	3,563	3,643,310
2.50%, 04/13/21	4,000	4,045,280
2.75%, 06/22/21	11,500	11,691,820
2.88%, 09/12/23	24	25,074
5.63%, 07/15/37	4,244	6,279,380
6.03%, 10/08/27	1,877	2,428,181
6.09%, 09/27/27	700	906,122
6.32%, 12/20/27	292	382,465
7.25%, 05/15/30	99	147,432
NCUA Guaranteed Notes, 3.45%, 06/12/21	1,850	1,890,607
Residual Funding Corp. Principal STRIPS
0.00%, 07/15/20(b)	891	881,235
0.00%, 10/15/20(b)	1,724	1,697,709
0.00%, 01/15/21(b)	3,595	3,524,897
Resolution Funding Corp., Series B, 9.38%, 10/15/20	1,049	1,116,671
Resolution Funding Corp. Interest Strip, 0.00%, 10/15/27(b)	300	253,410
Tennessee Valley Authority
1.88%, 08/15/22	2,000	2,009,860
2.88%, 02/01/27	5,075	5,375,491
3.50%, 12/15/42	94	108,032
3.88%, 02/15/21	2,007	2,057,757

Schedule of Investments (unaudited) (continued) November 30, 2019	iShare® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations (continued)
4.65%, 06/15/35	$1,000	$1,266,130
4.88%, 01/15/48	4,413	6,204,943
5.25%, 09/15/39	5,724	8,045,597
5.50%, 06/15/38	1,047	1,481,568
5.88%, 04/01/36	19,300	27,906,642
6.75%, 11/01/25	2,700	3,441,879
Series B, 4.70%, 07/15/33	3,821	4,844,875
Tennessee Valley Authority Principal Strip, 0.00%, 11/01/25(b)	200	175,990

		419,733,175

U.S. Government Obligations — 0.4%
U.S. Treasury Note/Bond, 3.00%, 08/15/48	2,000	2,337,500

Total U.S. Government & Agency Obligations — 75.1% (Cost: $432,976,878)		440,738,205

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	16,813	16,813,000

Total Short-Term Investments — 2.9% (Cost: $16,813,000)		16,813,000

Total Investments in Securities — 98.9% (Cost: $570,493,188)		580,172,994

Other Assets, Less Liabilities — 1.1%		6,455,119

Net Assets — 100.0%		$586,628,113

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,804	(3,991)	16,813	$16,813,000	$94,246	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$122,621,789	$—	$122,621,789
U.S. Government & Agency Obligations	—	440,738,205	—	440,738,205
Money Market Funds	16,813,000	—	—	16,813,000

	$16,813,000	$563,359,994	$—	$580,172,994

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Agency Bond ETF

Portfolio Abbreviations — Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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